UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from December 1, 2020  through  December 31, 2020

333-205883-11

(Commission File Number of issuing entity)

0001745376

(Central Index Key Number of issuing entity)

Honda Auto Receivables 2018-3 Owner Trust

(Exact name of issuing entity as specified in its charter)

333-205883

(Commission File Number of depositor)

0000890975

(Central Index Key Number of depositor)

American Honda Receivables LLC

(Exact name of depositor as specified in its charter)

0000864270

(Central Index Key Number of sponsor)

American Honda Finance Corporation

(Exact name of sponsor as specified in its charter)

Glenn Yamamoto, Phone: (310) 972-2511

(Name and telephone number, including area code, of the person to contact in connection with this filing)

Delaware	83-6230847
(State or other jurisdiction of organization of the issuing entity)	(I.R.S Employer Identification No.)

c/o American Honda Receivables LLC
1919 Torrance Boulevard
Torrance, CA	90501
(Address of principal executive offices of the issuing entity)	(Zip Code)

(310) 972-2511

(Telephone number, including area code)

	Registered/reporting pursuant to (check one)			Name of exchange
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))
Class A-1	☐	☐	☒	☐
Class A-2	☐	☐	☒	☐
Class A-3	☐	☐	☒	☐
Class A-4	☐	☐	☒	☐

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.  Yes  ☒    No  ☐

PART I – DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

Distribution and pool performance information with respect to the receivables that comprise the assets of the Honda Auto Receivables 2018-3 Owner Trust is set forth in the Servicer’s Certificate and Monthly Servicer Report for the January 21, 2021 distribution date, attached as Exhibit 99.1.

The securitizer reports that, with respect to the receivables that comprise the assets of the Honda Auto Receivables 2018-3 Owner Trust, there is no activity to report as no receivables were the subject of a demand to repurchase or replace for breach of a representation and warranty for the distribution period December 1, 2020  through  December 31, 2020. The securitizer filed its most recent Form ABS-15G on February 10, 2020. The CIK number of the securitizer is 0000864270.

Item 1A. Asset-Level Information.

Incorporated by reference into this Form 10-D is the asset level data included in Exhibit 102 to the Form ABS-EE filed by the issuing entity on the date hereof (the “ABS-EE”).

The additional asset-level information or explanatory language for the asset pool of the issuing entity included in Exhibit 103 to the Form ABS-EE is also incorporated by reference into this Form 10-D.

Item 1B. Asset-Representation Reviewer and Investor Communication Information.

None

PART II – OTHER INFORMATION

Item 2. Legal Proceedings.

None

Item 3. Sales of Securities and Use of Proceeds.

None

Item 4. Defaults Upon Senior Securities.

None

Item 5. Submission of Matters to a Vote of Security Holders.

None

Item 6. Significant Obligors of Pool Assets.

None

Item 7. Change in Sponsor Interest in the Securities.

None

Item 8. Significant Enhancement Provider Information.

None

Item 9. Other Information.

None

Item 10. Exhibits.

(a)	The Following is a list of documents filed as part of this Report on Form 10-D

Exhibit 99.1 – Servicer’s Certificate and Monthly Servicer Report

Exhibit 102 – Asset Data File (Incorporated by reference to Exhibit 102 to Form ABS-EE filed by the issuing entity)

Exhibit 103 – Asset Related Document (Incorporated by reference to Exhibit 103 to Form ABS-EE filed by the issuing entity)

(b)	The exhibits required to be filed by the Registrant pursuant to Item 601 of Regulation S-K (17 CFR 229.601) are listed above

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Honda Auto Receivables 2018-3 Owner Trust

By: American Honda Finance Corporation, as Servicer

By:	/s/ Paul C. Honda
Paul C. Honda
Vice President–Finance & Administration and Assistant Secretary

Date:  January 27, 2021